Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2015	Current	Deferred	Total
U.S. Federal	$(624,825)	$2,098,615	$1,473,790
State	(120,917)	129,509	8,592
Totals	$(745,742)	$2,228,124	$1,482,382
Fiscal year ended October 31, 2014	Current	Deferred	Total
U.S. Federal	$666,517	$(370,553)	$295,964
State	24,680	(52,971)	(28,291)
Totals	$691,197	$(423,524)	$267,673
Fiscal year ended October 31, 2013	Current	Deferred	Total
U.S. Federal	$(640,652)	$930,956	$290,304
State	(10,307)	67,791	57,484
Totals	$(650,959)	$998,747	$347,788

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2015	2014	2013
“Expected” tax expense (benefit)	$(957,121)	$302,797	$93,605
Increase (reduction) in income tax expense (benefit) resulting from:
Benefits from domestic manufacturing deduction	—	(61,024)	—
Nondeductible compensation	—	—	93,886
State income taxes, net of federal benefit	(78,880)	(23,031)	39,331
Loss of permanent deductions due to NOL carryback	35,636	—	54,907
Other differences, net	67,491	48,931	66,059
Change in valulation allowance	2,415,256	—	—
Reported income tax expense	$1,482,382	$267,673	$347,788

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2015	2014
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$53,316	$87,381
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,118,735	1,127,226
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	65,213	527,806
Share-based compensation expense	131,487	163,928
Investment in Centric Solutions	114,118	125,555
Net operating loss carryforwards	1,437,611	573,926
Other	57,413	75,940
Total gross deferred tax assets	2,977,893	2,681,762
Valuation allowance	(2,415,256)	—

Net deferred tax assets	562,637	2,681,762

Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(558,222)	(442,870)
Other receivables, due to accrual for financial reporting purposes	(4,415)	(10,768)

Total gross deferred tax liabilities	(562,637)	(453,638)

Net deferred tax asset	$—	$2,228,124

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2015	2014
Unrecognized tax benefits balance at beginning of year	$168,756	$198,307
Gross decreases for tax positions of prior years	(88,050)	(41,853)
Gross increases for current year tax positions	—	12,302
Settlements with taxing authorities	(1,384)	—
Unrecognized tax benefits balance at end of year	$79,322	$168,756